Major customers representing at least 10% of net sales (Detail) - Net sales - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Samsung
Receivables From Major Customers [Line Items]
Revenue major customer		[1]		[1]	$ 30,065
Major customers percentage of net sales		[1]		[1]	10.00%
SK Hynix
Receivables From Major Customers [Line Items]
Revenue major customer	$ 156,541		$ 108,645		$ 107,227
Major customers percentage of net sales	28.00%		30.00%		37.00%

[1]	Less than 10%